DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 7,586,618	$ 2,719,980
Derivative Asset	112,607	29,189
Estimate Fair Value Loss	(112,616)	(29,188)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,923,375	1,359,990
Derivative Asset	2,636	11,787
Estimate Fair Value Loss	(70,808)	(17,401)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,923,375	1,359,990
Derivative Asset	70,799	17,402
Estimate Fair Value Loss	(2,636)	(11,787)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,869,934	0
Derivative Asset	10,433	0
Estimate Fair Value Loss	(28,739)	0
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,869,934	0
Derivative Asset	28,739	0
Estimate Fair Value Loss	$ (10,433)	$ 0